CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest and dividend income:
Loans, including fees	$ 43,204	$ 45,766	$ 44,365
Securities:
Taxable	2,164	2,542	2,377
Tax exempt	286	344	369
Dividends	245	393	440
Interest-bearing deposits with banks	226	1,221	1,608
Other interest	48	51	38
Total interest and dividend income	46,173	50,317	49,197
Interest expense:
Deposits	5,254	6,026	4,155
Other borrowed funds	729	883	986
Subordinated debentures	208	356	330
Total interest expense	6,191	7,265	5,471
Net interest income	39,982	43,052	43,726
Provision for loan losses	2,980	1,000	1,039
Net interest income after provision for loan losses	37,002	42,052	42,687
Noninterest income:
Service charges on deposit accounts	1,685	2,118	2,084
Trust fees	257	264	263
Income from bank owned life insurance and annuity assets	820	704	717
Mortgage banking income	1,254	310	342
Electronic refund check / deposit fees	0	5	1,579
Debit / credit card interchange income	4,031	3,905	3,662
Loss on other real estate owned	(35)	(65)	(559)
Net gain on branch divestitures	0	1,256	0
Tax preparation fees	644	0	0
Litigation settlement	2,000	0	0
Other	782	669	850
Total noninterest income	11,438	9,166	8,938
Noninterest expense:
Salaries and employee benefits	21,636	23,524	22,191
Occupancy	1,817	1,771	1,754
Furniture and equipment	1,096	1,060	1,023
Professional fees	1,519	2,508	2,016
Marketing expense	613	841	777
FDIC insurance	165	113	447
Data processing	2,170	1,996	2,115
Software	1,454	1,705	1,533
Foreclosed assets	128	266	238
Amortization of intangibles	62	206	135
Other	5,473	5,508	5,197
Total noninterest expense	36,133	39,498	37,426
Income before income taxes	12,307	11,720	14,199
Provision for income taxes	2,048	1,813	2,255
NET INCOME	$ 10,259	$ 9,907	$ 11,944
Earnings per share (in dollars per share)	$ 2.14	$ 2.08	$ 2.53